Accounting for Derivative Instruments and Hedging Activities (Schedule of Outstanding Contracts) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012 MMBTU	Dec. 31, 2011 MMBTU
Derivative [Line Items]
Notional amount of interest rate swaps		1,280.0
Natural Gas Derivatives | Not Designated as Hedging Instrument
Derivative [Line Items]
Nonmonetary notional amount of derivatives	508,805,338	486,950,216	[1]
Electric Generation Fuel | Not Designated as Hedging Instrument
Derivative [Line Items]
Nonmonetary notional amount of derivatives	137,635,000	140,557,000
Purchased Electricity | Not Designated as Hedging Instrument
Derivative [Line Items]
Nonmonetary notional amount of derivatives	11,629,550	12,264,650

[1]	Unrealized gains (losses) on gas derivatives are offset by a regulatory asset or liability in accordance with ASC 980 due to the PGA mechanism.